Segment and Geographical Information (Property and Equipment by Country) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,543	$ 1,492	$ 1,492
Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	532		616
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	239		27
United States of America [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	433		490
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 339		$ 413